3. Disposition and Discontinued Operations (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Segment, Discontinued Operations [Member] CNY	Dec. 31, 2011 Segment, Discontinued Operations [Member] CNY	Dec. 31, 2010 Segment, Discontinued Operations [Member] CNY	Dec. 31, 2012 U.S. Dollars USD ($)	Dec. 31, 2012 U.S. Dollars Segment, Discontinued Operations [Member] USD ($)
Revenues
Service fee revenue	90,358,608	83,011,113	52,209,569		1,740,799	9,235,836	$ 14,503,557
Total Revenues	198,354,869	174,448,480	151,902,684		1,740,799	9,235,836	31,838,152
Cost of revenues
Cost of service fee revenue	(62,409,787)	(57,885,408)	(30,748,994)		(192,320)	(1,026,319)	(10,017,462)
Amortization of acquired technology	(4,157,333)	(7,838,965)	(10,353,492)		(48,097)	(320,312)	(667,298)
Total Cost of Revenues	(119,848,749)	(118,251,248)	(91,473,235)		(240,417)	(1,346,631)	(19,237,051)
Gross Profit	78,506,120	56,197,232	60,429,449		1,500,382	7,889,205	12,601,101
Operating Expenses
General and administrative expenses	(32,799,689)	(46,231,355)	(39,253,368)		(1,560,645)	(7,513,153)	(5,264,713)
Selling and distribution expenses	(40,448,601)	(24,845,248)	(34,755,979)		(1,025,957)	(3,699,450)	(6,492,448)
Total Operating Expenses	(76,986,249)	(75,742,725)	(82,162,270)		(2,586,602)	(11,212,603)	(12,357,145)
Loss from operations	1,519,871	(19,545,493)	(21,732,821)		(1,086,220)	(3,323,398)	243,956
Other income (expenses)
Interest income	497,457	534,203	588,600		2	1,683	79,847
Interest expenses		(550,338)	(636,050)		(5,600)	(276,447)
Gain on extinguishment of debt						234,397
Income on investments					6,701,170	3,427,236
Gain before income tax					5,609,352	63,471
Less: Income tax expenses
Gain from discontinued operations					5,609,352	63,471